Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Research Tax Credit	€ 14,847	€ 11,299
Value added tax receivables	2,473	1,288
Other receivables	€ 69	€ 126